Cover	6 Months Ended
Feb. 28, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	PINEAPPLE FINANCIAL INC.
Entity Central Index Key	0001938109
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Unit 200
Entity Address, Address Line Two	111 Gordon Baker Road
Entity Address, City or Town	North York
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M2H 3R1
City Area Code	(416)
Local Phone Number	669-2046
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 200
Entity Address, Address Line Two	111 Gordon Baker Road
Entity Address, City or Town	North York
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M2H 3R1
Contact Personnel Name	Shubha Dasgupta